CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 6.00	¥ 8.00	¥ 6.00	¥ 8.00